LORD ABBETT CREDIT OPPORTUNITIES FUND

90 Hudson Street

Jersey City, NJ 07302

September 28, 2018

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-0505

Re:	Lord Abbett Credit Opportunities Fund
1940 Act File No. 811-23383

Ladies and Gentlemen:

We are filing today via EDGAR an initial Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, on behalf of Lord Abbett Credit Opportunities Fund, a Delaware statutory trust.

Pursuant to Section 6 of the Securities Act, we have calculated the registration fees and have transmitted such fees in the amount of $124.50.

Please direct any questions or comments regarding this filing to me at 201-827-2128 or, in my absence, to Pamela P. Chen at 201-827-2966. Thank you for your attention in this matter.

Very truly yours,

/s/ John T. Fitzgerald
John T. Fitzgerald
Deputy General Counsel Lord, Abbett & Co. LLC

cc:	Bryan Chegwidden
Ropes & Gray LLP